Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned and majority-owned or controlled subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). During the year ended December 31, 2025, the Company issued 598,400 shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 4). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 15). As of December 31, 2025, under the Plan, the Company has issued to its common stockholders 21,823,024 shares, in aggregate. As of December 31, 2025, the aggregate outstanding share capital was 120,583,929 common shares. As of December 31, 2025, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 63.7% of the outstanding common shares, in the aggregate.

During the fourth quarter of 2022, the Company established a dry bulk operating platform under Costamare Bulkers Inc. (“CBI”), which was a majority-owned subsidiary of Costamare organized in the Republic of the Marshall Islands (Note 14). CBI charters-in and charters-out dry bulk vessels, enters into contracts of affreightment and forward freight agreements (“FFAs”) and may also utilize hedging solutions.

Neptune Maritime Leasing Limited (“NML”) was established in 2021 to acquire, own and bareboat charter-out vessels through its wholly-owned subsidiaries. In March 2023, the Company entered into an agreement with NML pursuant to which it agreed to invest in NML’s ship sale and leaseback business up to $200,000 in exchange for up to 40% of its ordinary shares and up to 79.05% of its preferred shares. In addition, the Company received a special ordinary share in NML which carries 75% of the voting rights of the ordinary shares providing control over NML.

On April 17, 2025, the board of directors of Costamare approved the spin-off of its dry bulk business into a standalone public company, Costamare Bulkers Holdings Limited (“Costamare Bulkers”), a company organized under the laws of the Republic of the Marshall Islands, by way of a pro rata distribution of Costamare Bulkers shares to Costamare shareholders (the “Spin-Off”). In connection with the Spin-Off, the Company undertook a series of transactions and entered into various agreements effecting the separation of its dry bulk business (including its existing dry-bulk owned fleet) as provided in the Separation and Distribution Agreement, which governs the relationship between the Company and Costamare Bulkers and allocates between the two companies various assets, liabilities and obligations. The Company had previously contributed to Costamare Bulkers the shares of 67 wholly-owned companies, out of which 38 companies owned dry bulk vessels, 17 companies had previously owned and sold or had agreed to sell their dry bulk vessels and 12 companies were to be used for future dry bulk vessel acquisitions.

On May 6, 2025, Costamare completed the Spin-Off of Costamare Bulkers and distributed to Costamare shareholders of record on April 29, 2025, on a pro rata basis, one common share of Costamare Bulkers for every five Costamare common shares (24,022,218 Costamare Bulkers shares were distributed to the Costamare shareholders). On the same day, Costamare Bulkers acquired the shares of CBI from Costamare and a minority shareholder. The shares of Costamare Bulkers began “regular way” trading separately from the Company shares on the NYSE on May 7, 2025. The distribution of Costamare Bulkers shares to the shareholders of the Company was recorded at the carrying amount of Costamare Bulkers’ net assets of $699,239 as of May 6, 2025. Pursuant to the Separation and Distribution Agreement, Costamare also contributed $100,000 in cash to Costamare Bulkers, prepaid $150,225 in bank loans associated with the Costamare Bulkers business and settled or extinguished all intercompany balances between Costamare and Costamare Bulkers.

The assets and liabilities of Costamare Bulkers on May 6, 2025 were as follows:

May 6, 2025
Cash and cash equivalents and restricted cash	$131,791
Margin deposits	28,247
Accounts receivable, net	37,443
Inventories	38,377
Due from related parties	12,157
Fair value of derivatives	256
Insurance claims receivable	3,291
Prepayments and other assets	37,022
Vessels held for sale	7,801
Vessels and advances, net	634,727
Deferred charges, net	21,583
Operating leases, right-of-use assets	246,689
Total assets	1,199,384
Long-term debt, net of deferred financing costs	(171,910)
Accounts payable	(27,330)
Due to related parties	(16,407)
Operating lease liabilities	(242,150)
Accrued liabilities	(13,505)
Unearned revenue	(14,102)
Fair value of derivatives	(6,078)
Other current liabilities	(8,663)
Total liabilities	(500,145)
Net assets of Costamare Bulkers	$699,239

Results of operations, cash flows, assets and liabilities that were part of the entities spun off are reported as discontinued operations for all periods presented (Note 3).

As of December 31, 2025, the Company owned and/or operated a fleet of 69 container vessels with a total carrying capacity of approximately 519,530 twenty-foot equivalent units (“TEU”) through wholly-owned subsidiaries. As of December 31, 2024, the Company owned and/or operated a fleet of 68 container vessels with a total carrying capacity of approximately 512,989 TEU, through wholly-owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators.

As of December 31, 2025, Costamare had 86 wholly-owned subsidiaries incorporated in the Republic of Liberia and 15 incorporated in the Republic of the Marshall Islands. In addition, as of December 31, 2025, Costamare controlled one company incorporated under the laws of Jersey, which had 53 subsidiaries incorporated in the Republic of the Marshall Islands and six incorporated in the Republic of Liberia.